Financial instruments and risk management - Foreign exchange on and off-balance sheet exposure (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2019 MXN ($) $ / $	Dec. 31, 2018 MXN ($) $ / $	Apr. 29, 2021 $ / $	Dec. 31, 2020 $ / $	Dec. 31, 2020 Q / $	Dec. 31, 2020 ₡ / $	Dec. 31, 2020 USD ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 Q / $	Dec. 31, 2019 ₡ / $	Dec. 31, 2019 USD ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 Q / $	Dec. 31, 2018 ₡ / $	Dec. 31, 2018 MXN ($)	Dec. 31, 2017 MXN ($)
Assets
Cash and cash equivalents							$ 506,468,000	$ 10,103,385			$ 400,025,000	$ 7,979,972			$ 5,862,942	$ 6,950,879
Other accounts receivable, net							28,104,000	560,640				923,000
Total assets							3,418,223,000	68,189,113				63,295,127
Liabilities
Financial debt (Note 5)								5,354,633				4,975,969			3,523,198
Lease liabilities								44,130,542				40,517,045			$ 39,565,146
Suppliers							112,275,000	2,239,736				1,597,099
Derivative financial instruments								9,657
Total liabilities							$ 3,278,055,000	$ 65,392,928				$ 57,765,444
Exchange rate	18.8452	19.6829	19.9785	19.9487	7.8095	615.7800	19.9487		7.6988	573.4400	18.8452		7.7440	609.6100
Unrealized gains relating to the foreign currency forward contracts is included in OCI		$ 14,241
Net gains on foreign currency forward contacts	$ 4,199
Net loss on foreign currency forward contract		$ 52,516
Lease liability designated as hedging forecasted revenues over the remaining lease term											$ 2,100,000,000
Hedging relationship for foreign exchange rate with non-derivative financial instruments, which represent a portion of the financial assets denominated in USD							$ 410,000,000
Recognized leasing liabilities, which have been designated as hedging instruments, forecasted revenues over the remaining lease term							1,500,000,000				1,700,000,000
Recognized financial assets designated under hedging strategy							60,500,000				166,700,000
Foreign currency
Assets
Cash and cash equivalents							495,612,000				373,099,000
Other accounts receivable, net							39,997,000				23,620,000
Guarantee deposits							479,566,000				437,499,000
Derivative financial instruments							10,000				7,088,000
Total assets							1,015,185,000				841,306,000
Liabilities
Financial debt (Note 5)							183,806,000				176,927,000
Lease liabilities							2,334,153,000				2,263,849,000
Suppliers							174,553,000				76,471,000
Other taxes and fees payable							16,105,000				22,486,000
Derivative financial instruments							484,000
Total liabilities							2,709,101,000				2,539,733,000
Net foreign currency position							$ (1,693,916,000)				$ (1,698,427,000)
Aircraft rental expense | Foreign currency forward contract
Liabilities
Percentage of expense hedged		20.00%